Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Current tax:
Total current tax	£ 1,260	£ 676	£ 2,553	£ 1,663
Deferred tax:
Income tax credit	1,272	685	2,577	1,679
U.K. [member]
Current tax:
In respect of current period	1,260	882	2,532	1,870
In respect of prior period		(206)	22	(206)
U.S. [member]
Current tax:
In respect of current period			(1)	(1)
Deferred tax:
In respect of current period	£ 12	£ 9	£ 24	17
In respect of prior period				£ (1)